Expense Example, No Redemption	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class A 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class C 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class I 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 10 Years
USD ($)	449	633	832	1,407	153	499	870	1,714	51	189	338	774	465	663	878	1,495	170	533	920	1,807	68	221	387	868	60	196	343	771